Redeemable Convertible Preferred Stock and Stockholders' (Deficit) Equity - Additional Information (Detail)						1 Months Ended	6 Months Ended	12 Months Ended
	Jun. 11, 2020 $ / shares shares	Jan. 11, 2020 shares	Jan. 08, 2020 USD ($) shares	Dec. 05, 2019 shares	Oct. 19, 2018 shares	Jun. 30, 2020 $ / shares shares	Jun. 30, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Jun. 23, 2020 shares	Aug. 31, 2017 $ / shares shares
Redeemable Convertible Preferred Stock And Stockholders Deficit Equity [Line Items]
Shares authorized						10,000,000	10,000,000	86,123,364	70,632,784
Shares issued						0	0	83,568,628	66,825,300
Gross proceeds from issuance of preferred stock | $							$ 21,694,000	$ 227,502,000	$ 145,899,000
Issuance costs | $							$ 1,740,000	723,000
Accretion to redemption values | $								$ 132,800,000	$ 13,000,000
Common stock, voting rights				One vote	One vote		one vote	One vote
Dividends declared or paid | $								$ 0
Conversion of stock description								All outstanding shares of the Series A Preferred Stock, Series B Preferred Stock, Series C Preferred Stock, Series D Preferred Stock, Series E Preferred Stock, Series F Preferred Stock and Series G Preferred Stock shall be automatically converted into common stock upon the date and time, or the occurrence of an event, specified by vote or written consent of (i) at least a majority of the outstanding shares of Series B Preferred Stock (a "Series B Majority") and (ii) the holders of at least two-thirds of the outstanding shares of Series C Preferred Stock, voting as a single class, and the holders of at least sixty percent (60.0%) of the outstanding shares of Series D Preferred stock, voting as a single class (the vote of each of the Series C and Series D Preferred Stock being referred to as the "Required Vote").
Common stock, shares authorized	500,000,000			113,443,854	92,953,200	500,000,000	500,000,000	113,443,854	92,953,200
Number of outstanding series of redeemable convertible preferred stock								8
Preferred stock converted into common stock		85,533,394
Preferred stock, authorized		10,000,000
Preferred stock, issued						0	0
Preferred Stock, outstanding						0	0
Stock split, description						2-for-1	On June 11, 2020, the Company amended its certificate of incorporation to effect a 2-for-1 forward stock split of shares of the Company's outstanding common stock, such that each share of common stock, $0.001 par value became two shares of common stock, $0.001 par value per share.	2-for-1
Forward stock split	2					2	2
Common stock, par value | $ / shares	$ 0.001					$ 0.001	$ 0.001	$ 0.001	$ 0.001
Series B Warrants
Redeemable Convertible Preferred Stock And Stockholders Deficit Equity [Line Items]
Warrants to purchase shares of common stock	155,862
Exercise price | $ / shares						$ 0.72	$ 0.72	$ 0.72
IPO
Redeemable Convertible Preferred Stock And Stockholders Deficit Equity [Line Items]
Stock issued	24,437,500
Sale of stock, price per share | $ / shares	$ 22.00
Maximum | Series B Warrants
Redeemable Convertible Preferred Stock And Stockholders Deficit Equity [Line Items]
Warrants to purchase shares of common stock						161,136	161,136	161,136
Maximum | IPO
Redeemable Convertible Preferred Stock And Stockholders Deficit Equity [Line Items]
Gross proceeds from issuance of preferred stock | $								$ 75,000,000
Sale of stock, price per share | $ / shares								$ 14.84
Series H Preferred Stock
Redeemable Convertible Preferred Stock And Stockholders Deficit Equity [Line Items]
Gross proceeds from issuance of preferred stock | $			$ 26,700,000
Stock issued			1,964,766
Series F Preferred Stock Warrant
Redeemable Convertible Preferred Stock And Stockholders Deficit Equity [Line Items]
Warrants to purchase shares of common stock										480,250
Exercise price | $ / shares											$ 8.53
Estimated fair value of Preferred Stock Warrant | $								$ 1,400,000	$ 600,000
Series F Preferred Stock Warrant | Maximum
Redeemable Convertible Preferred Stock And Stockholders Deficit Equity [Line Items]
Warrants to purchase shares of common stock											589,970
Series G
Redeemable Convertible Preferred Stock And Stockholders Deficit Equity [Line Items]
Shares authorized								16,280,040	19,497,554
Shares issued								16,280,040	16,280,040
Gross proceeds from issuance of preferred stock | $									$ 146,100,000
Issuance costs | $									$ 200,000
Per share conversion price | $ / shares								$ 8.98	$ 8.98
Series H
Redeemable Convertible Preferred Stock And Stockholders Deficit Equity [Line Items]
Shares authorized								18,708,094
Shares issued								16,743,328
Gross proceeds from issuance of preferred stock | $								$ 227,700,000
Issuance costs | $								$ 5,200
Per share conversion price | $ / shares								$ 13.60
Series A
Redeemable Convertible Preferred Stock And Stockholders Deficit Equity [Line Items]
Shares authorized								3,983,996	3,983,996
Shares issued								3,983,996	3,983,996
Per share conversion price | $ / shares								$ 1.61	$ 1.61
Series B
Redeemable Convertible Preferred Stock And Stockholders Deficit Equity [Line Items]
Shares authorized								4,716,484	4,716,484
Shares issued								4,716,484	4,716,484
Per share conversion price | $ / shares								$ 2.48	$ 2.48
Series C
Redeemable Convertible Preferred Stock And Stockholders Deficit Equity [Line Items]
Shares authorized								9,134,242	9,134,242
Shares issued								9,134,242	9,134,242
Per share conversion price | $ / shares								$ 5.93	$ 5.93
Series D
Redeemable Convertible Preferred Stock And Stockholders Deficit Equity [Line Items]
Shares authorized								14,431,136	14,431,136
Shares issued								14,431,136	14,431,136
Per share conversion price | $ / shares								$ 6.58	$ 6.58
Series E
Redeemable Convertible Preferred Stock And Stockholders Deficit Equity [Line Items]
Shares authorized								6,163,792	6,163,792
Shares issued								6,163,792	6,163,792
Per share conversion price | $ / shares								$ 8.11	$ 8.11
Series F
Redeemable Convertible Preferred Stock And Stockholders Deficit Equity [Line Items]
Shares authorized								12,705,580	12,705,580
Shares issued								12,115,610	12,115,610
Per share conversion price | $ / shares								$ 8.53	$ 8.53